Portfolio of Investments
Columbia Large Cap Index Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 8.8%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	677,955	14,433,662
Lumen Technologies, Inc.	87,486	1,070,829
Verizon Communications, Inc.	398,551	20,441,681
Total		35,946,172
Entertainment 1.3%
Activision Blizzard, Inc.	73,962	5,760,161
Electronic Arts, Inc.	26,699	3,701,816
Live Nation Entertainment, Inc.(a)	12,825	1,219,016
Netflix, Inc.(a)	42,149	8,321,898
Take-Two Interactive Software, Inc.(a)	15,009	1,869,071
Walt Disney Co. (The)(a)	172,848	19,089,333
Warner Bros Discovery, Inc.(a)	209,946	3,873,504
Total		43,834,799
Interactive Media & Services 5.2%
Alphabet, Inc., Class A(a)	28,553	64,964,928
Alphabet, Inc., Class C(a)	26,370	60,144,169
Match Group, Inc.(a)	26,876	2,117,291
Meta Platforms, Inc., Class A(a)	219,220	42,449,761
Twitter, Inc.(a)	75,914	3,006,194
Total		172,682,343
Media 1.0%
Charter Communications, Inc., Class A(a)	11,316	5,736,420
Comcast Corp., Class A	429,481	19,017,419
DISH Network Corp., Class A(a)	23,707	541,231
Fox Corp., Class A	29,982	1,064,661
Fox Corp., Class B	13,841	452,739
Interpublic Group of Companies, Inc. (The)	37,370	1,204,435
News Corp., Class A	37,109	645,696
News Corp., Class B	11,495	202,082
Omnicom Group, Inc.	19,841	1,480,337
Paramount Global, Class B	57,600	1,977,408
Total		32,322,428
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	55,741	7,429,718
Total Communication Services		292,215,460
Consumer Discretionary 10.8%
Auto Components 0.1%
Aptiv PLC(a)	25,682	2,728,456
BorgWarner, Inc.	22,763	917,804
Total		3,646,260
Automobiles 2.1%
Ford Motor Co.	373,430	5,108,522
General Motors Co.(a)	137,947	5,335,790
Tesla Motors, Inc.(a)	79,477	60,264,230
Total		70,708,542
Distributors 0.1%
Genuine Parts Co.	13,521	1,848,726
LKQ Corp.	25,460	1,308,389
Pool Corp.	3,806	1,517,148
Total		4,674,263
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.(a)	3,898	8,745,397
Caesars Entertainment, Inc.(a)	20,295	1,018,200
Carnival Corp.(a)	76,788	1,065,818
Chipotle Mexican Grill, Inc.(a)	2,671	3,746,211
Darden Restaurants, Inc.	12,126	1,515,750
Domino’s Pizza, Inc.	3,455	1,254,752
Expedia Group, Inc.(a)	14,263	1,844,634
Hilton Worldwide Holdings, Inc.	26,461	3,727,297
Las Vegas Sands Corp.(a)	32,639	1,157,379
Marriott International, Inc., Class A	25,973	4,456,447
McDonald’s Corp.	70,942	17,892,282
MGM Resorts International	35,759	1,250,492
Norwegian Cruise Line Holdings Ltd.(a)	39,579	633,660
Penn National Gaming, Inc.(a)	15,772	504,073
Royal Caribbean Cruises Ltd.(a)	21,289	1,236,252
Starbucks Corp.	109,208	8,572,828
Columbia Large Cap Index Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.(a)	9,992	660,471
Yum! Brands, Inc.	27,437	3,332,772
Total		62,614,715
Household Durables 0.3%
D.R. Horton, Inc.	30,614	2,300,642
Garmin Ltd.	14,424	1,523,463
Lennar Corp., Class A	24,814	1,991,324
Mohawk Industries, Inc.(a)	5,209	736,865
Newell Brands, Inc.	35,944	770,639
NVR, Inc.(a)	311	1,384,143
PulteGroup, Inc.	23,607	1,068,453
Whirlpool Corp.	5,601	1,031,928
Total		10,807,457
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.(a)	41,546	99,884,478
eBay, Inc.	59,432	2,892,556
Etsy, Inc.(a)	12,036	976,360
Total		103,753,394
Leisure Products 0.0%
Hasbro, Inc.	12,311	1,104,912
Multiline Retail 0.5%
Dollar General Corp.	21,998	4,847,039
Dollar Tree, Inc.(a)	21,357	3,424,168
Target Corp.	45,487	7,363,436
Total		15,634,643
Specialty Retail 2.1%
Advance Auto Parts, Inc.	5,920	1,123,971
AutoZone, Inc.(a)	1,959	4,034,854
Bath & Body Works, Inc.	24,468	1,003,677
Best Buy Co., Inc.	20,555	1,686,743
CarMax, Inc.(a)	15,350	1,523,795
Home Depot, Inc. (The)	99,138	30,014,030
Lowe’s Companies, Inc.	63,964	12,492,169
O’Reilly Automotive, Inc.(a)	6,397	4,075,976
Ross Stores, Inc.	33,545	2,851,996
TJX Companies, Inc. (The)	113,250	7,199,303
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	10,805	2,024,425
Ulta Beauty, Inc.(a)	5,138	2,173,888
Total		70,204,827
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	121,169	14,400,936
PVH Corp.	6,644	470,860
Ralph Lauren Corp.	4,394	444,189
Tapestry, Inc.	25,063	864,673
Under Armour, Inc., Class A(a)	17,910	189,488
Under Armour, Inc., Class C(a)	20,418	198,055
VF Corp.	30,645	1,546,347
Total		18,114,548
Total Consumer Discretionary		361,263,561
Consumer Staples 6.5%
Beverages 1.6%
Brown-Forman Corp., Class B	17,350	1,147,182
Coca-Cola Co. (The)	369,071	23,391,720
Constellation Brands, Inc., Class A	15,602	3,829,823
Molson Coors Beverage Co., Class B	17,887	998,810
Monster Beverage Corp.(a)	35,667	3,178,643
PepsiCo, Inc.	131,343	22,032,788
Total		54,578,966
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	42,099	19,627,396
Kroger Co. (The)	63,522	3,364,760
Sysco Corp.	48,176	4,055,456
Walgreens Boots Alliance, Inc.	68,025	2,981,536
Walmart, Inc.	134,307	17,275,909
Total		47,305,057
Food Products 1.1%
Archer-Daniels-Midland Co.	53,123	4,824,631
Campbell Soup Co.	19,193	919,537
ConAgra Foods, Inc.	45,542	1,497,876
General Mills, Inc.	57,267	4,000,100
Hershey Co. (The)	13,803	2,922,233
Hormel Foods Corp.	26,786	1,303,675
JM Smucker Co. (The)	10,288	1,289,806
Kellogg Co.	24,289	1,693,915

2	Columbia Large Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kraft Heinz Co. (The)	67,401	2,549,780
Lamb Weston Holdings, Inc.	13,785	931,590
McCormick & Co., Inc.	23,710	2,198,391
Mondelez International, Inc., Class A	131,806	8,377,589
Tyson Foods, Inc., Class A	27,765	2,488,022
Total		34,997,145
Household Products 1.4%
Church & Dwight Co., Inc.	22,975	2,069,129
Clorox Co. (The)	11,683	1,698,241
Colgate-Palmolive Co.	80,019	6,306,297
Kimberly-Clark Corp.	31,975	4,253,314
Procter & Gamble Co. (The)	227,574	33,653,643
Total		47,980,624
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	22,066	5,619,107
Tobacco 0.8%
Altria Group, Inc.	173,089	9,362,384
Philip Morris International, Inc.	147,138	15,633,413
Total		24,995,797
Total Consumer Staples		215,476,696
Energy 4.8%
Energy Equipment & Services 0.4%
Baker Hughes Co.	85,983	3,093,668
Halliburton Co.	85,309	3,455,015
Schlumberger NV	133,235	6,123,481
Total		12,672,164
Oil, Gas & Consumable Fuels 4.4%
APA Corp.	34,489	1,621,328
Chevron Corp.	183,011	31,964,701
ConocoPhillips Co.	123,633	13,891,404
Coterra Energy, Inc.	77,240	2,651,649
Devon Energy Corp.	59,774	4,477,073
Diamondback Energy, Inc.	16,168	2,457,859
EOG Resources, Inc.	55,547	7,607,717
Exxon Mobil Corp.(b)	401,928	38,585,088
Hess Corp.	26,170	3,220,742
Kinder Morgan, Inc.	185,133	3,645,269
Marathon Oil Corp.	73,913	2,323,086
Common Stocks (continued)
Issuer	Shares	Value ($)
Marathon Petroleum Corp.	54,969	5,595,295
Occidental Petroleum Corp.	84,237	5,838,466
ONEOK, Inc.	42,337	2,787,891
Phillips 66	44,417	4,477,678
Pioneer Natural Resources Co.	21,555	5,990,997
Valero Energy Corp.	38,814	5,030,294
Williams Companies, Inc. (The)	115,353	4,274,982
Total		146,441,519
Total Energy		159,113,683
Financials 11.2%
Banks 3.9%
Bank of America Corp.	674,866	25,105,015
Citigroup, Inc.	188,396	10,062,230
Citizens Financial Group, Inc.	46,981	1,944,074
Comerica, Inc.	12,407	1,032,386
Fifth Third Bancorp	64,915	2,559,598
First Republic Bank	17,019	2,638,456
Huntington Bancshares, Inc.	136,497	1,894,578
JPMorgan Chase & Co.	280,568	37,099,507
KeyCorp	88,184	1,760,153
M&T Bank Corp.	17,013	3,061,830
PNC Financial Services Group, Inc. (The)	39,874	6,994,298
Regions Financial Corp.	89,432	1,975,553
Signature Bank	5,956	1,288,104
SVB Financial Group(a)	5,577	2,724,755
Truist Financial Corp.	126,732	6,303,650
U.S. Bancorp	128,209	6,804,052
Wells Fargo & Co.	368,912	16,885,102
Zions Bancorp	14,395	821,091
Total		130,954,432
Capital Markets 2.9%
Ameriprise Financial, Inc.(c)	10,529	2,908,847
Bank of New York Mellon Corp. (The)	70,237	3,273,746
BlackRock, Inc.	13,537	9,057,336
Cboe Global Markets, Inc.	10,125	1,137,139
Charles Schwab Corp. (The)	142,729	10,005,303
CME Group, Inc.	34,120	6,784,080
Factset Research Systems, Inc.	3,588	1,369,827
Franklin Resources, Inc.	26,696	722,928

Columbia Large Cap Index Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	32,228	10,533,722
Intercontinental Exchange, Inc.	53,341	5,461,585
Invesco Ltd.	32,401	626,635
MarketAxess Holdings, Inc.	3,610	1,016,865
Moody’s Corp.	15,355	4,630,607
Morgan Stanley	134,585	11,593,152
MSCI, Inc.	7,715	3,412,730
Nasdaq, Inc.	11,113	1,725,404
Northern Trust Corp.	19,725	2,204,269
Raymond James Financial, Inc.	17,738	1,747,016
S&P Global, Inc.	33,626	11,751,616
State Street Corp.	34,746	2,518,737
T. Rowe Price Group, Inc.	21,760	2,765,478
Total		95,247,022
Consumer Finance 0.6%
American Express Co.	58,394	9,858,075
Capital One Financial Corp.	39,295	5,024,259
Discover Financial Services	27,342	3,103,044
Synchrony Financial	49,489	1,833,072
Total		19,818,450
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	173,868	54,938,810
Insurance 2.2%
Aflac, Inc.	56,959	3,450,007
Allstate Corp. (The)	26,640	3,641,422
American International Group, Inc.	78,827	4,625,568
Aon PLC, Class A	20,393	5,621,738
Arthur J Gallagher & Co.	19,790	3,204,793
Assurant, Inc.	5,409	955,716
Brown & Brown, Inc.	22,260	1,321,576
Chubb Ltd.	40,894	8,640,493
Cincinnati Financial Corp.	14,228	1,819,192
Everest Re Group Ltd.	3,738	1,055,985
Globe Life, Inc.	8,820	860,567
Hartford Financial Services Group, Inc. (The)	31,795	2,305,456
Lincoln National Corp.	15,814	916,105
Loews Corp.	18,615	1,219,096
Marsh & McLennan Companies, Inc.	47,934	7,667,043
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	66,616	4,489,252
Principal Financial Group, Inc.	23,065	1,682,131
Progressive Corp. (The)	55,482	6,623,441
Prudential Financial, Inc.	35,887	3,812,994
Travelers Companies, Inc. (The)	22,899	4,099,837
Willis Towers Watson PLC	11,588	2,445,879
WR Berkley Corp.	19,888	1,414,634
Total		71,872,925
Total Financials		372,831,639
Health Care 14.3%
Biotechnology 2.1%
AbbVie, Inc.	167,840	24,734,581
Amgen, Inc.	53,476	13,729,428
Biogen, Inc.(a)	13,946	2,789,200
Gilead Sciences, Inc.	119,089	7,722,922
Incyte Corp.(a)	17,860	1,355,395
Moderna, Inc.(a)	33,489	4,866,956
Regeneron Pharmaceuticals, Inc.(a)	10,131	6,734,481
Vertex Pharmaceuticals, Inc.(a)	24,169	6,493,002
Total		68,425,965
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	167,878	19,718,950
ABIOMED, Inc.(a)	4,321	1,139,448
Align Technology, Inc.(a)	6,962	1,932,930
Baxter International, Inc.	47,535	3,615,037
Becton Dickinson and Co.	27,036	6,915,809
Boston Scientific Corp.(a)	135,286	5,548,079
Cooper Companies, Inc. (The)	4,680	1,641,463
Dentsply Sirona, Inc.	20,754	821,028
DexCom, Inc.(a)	9,202	2,741,644
Edwards Lifesciences Corp.(a)	59,273	5,977,682
Hologic, Inc.(a)	23,733	1,786,383
IDEXX Laboratories, Inc.(a)	8,050	3,152,541
Intuitive Surgical, Inc.(a)	33,964	7,731,565
Medtronic PLC	127,650	12,784,147
ResMed, Inc.	13,883	2,824,635
STERIS PLC	9,506	2,169,269
Stryker Corp.	31,875	7,474,687

4	Columbia Large Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teleflex, Inc.	4,447	1,279,580
Zimmer Biomet Holdings, Inc.	19,833	2,384,125
Total		91,639,002
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	14,296	2,212,878
Anthem, Inc.	23,043	11,742,943
Cardinal Health, Inc.	26,304	1,481,441
Centene Corp.(a)	55,397	4,511,532
Cigna Corp.	30,660	8,225,771
CVS Health Corp.	124,608	12,055,824
DaVita, Inc.(a)	5,851	570,414
HCA Healthcare, Inc.	22,737	4,783,865
Henry Schein, Inc.(a)	13,165	1,127,450
Humana, Inc.	12,203	5,542,969
Laboratory Corp. of America Holdings	8,839	2,180,758
McKesson Corp.	14,222	4,674,629
Molina Healthcare, Inc.(a)	5,544	1,608,980
Quest Diagnostics, Inc.	11,298	1,593,244
UnitedHealth Group, Inc.	89,418	44,421,074
Universal Health Services, Inc., Class B	6,942	865,043
Total		107,598,815
Health Care Technology 0.1%
Cerner Corp.	27,933	2,649,445
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	28,516	3,637,501
Bio-Rad Laboratories, Inc., Class A(a)	2,051	1,103,007
Bio-Techne Corp.	3,730	1,379,093
Charles River Laboratories International, Inc.(a)	4,791	1,121,477
Danaher Corp.	60,414	15,938,422
Illumina, Inc.(a)	14,839	3,553,644
IQVIA Holdings, Inc.(a)	18,137	3,903,989
Mettler-Toledo International, Inc.(a)	2,182	2,806,314
PerkinElmer, Inc.	11,981	1,793,196
Thermo Fisher Scientific, Inc.	37,410	21,232,794
Waters Corp.(a)	5,795	1,900,470
West Pharmaceutical Services, Inc.	7,033	2,182,903
Total		60,552,810
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co.	206,938	15,613,472
Catalent, Inc.(a)	17,004	1,752,432
Eli Lilly & Co.	75,378	23,626,480
Johnson & Johnson	249,935	44,870,831
Merck & Co., Inc.	239,809	22,069,622
Organon & Co.	24,072	913,773
Pfizer, Inc.	532,877	28,263,796
Viatris, Inc.	114,818	1,408,817
Zoetis, Inc.	44,918	7,677,834
Total		146,197,057
Total Health Care		477,063,094
Industrials 7.7%
Aerospace & Defense 1.6%
Boeing Co. (The)(a)	52,028	6,836,479
General Dynamics Corp.	21,882	4,921,481
Howmet Aerospace, Inc.	36,031	1,288,829
Huntington Ingalls Industries, Inc.	3,803	800,379
L3Harris Technologies, Inc.	18,629	4,487,726
Lockheed Martin Corp.	23,010	10,126,931
Northrop Grumman Corp.	13,931	6,519,290
Raytheon Technologies Corp.	141,679	13,476,506
Textron, Inc.	20,927	1,366,324
TransDigm Group, Inc.(a)	5,002	3,028,061
Total		52,852,006
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	12,341	1,339,122
Expeditors International of Washington, Inc.	16,083	1,750,474
FedEx Corp.	23,143	5,197,455
United Parcel Service, Inc., Class B	69,225	12,616,256
Total		20,903,307
Airlines 0.2%
Alaska Air Group, Inc.(a)	11,953	576,852
American Airlines Group, Inc.(a)	61,494	1,098,898
Delta Air Lines, Inc.(a)	60,762	2,533,168
Southwest Airlines Co.(a)	56,236	2,578,983
United Airlines Holdings, Inc.(a)	30,742	1,464,241
Total		8,252,142

Columbia Large Cap Index Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.4%
Allegion PLC	8,516	950,811
AO Smith Corp.	12,476	750,057
Carrier Global Corp.	81,221	3,192,798
Fortune Brands Home & Security, Inc.	12,886	893,644
Johnson Controls International PLC	66,706	3,636,144
Masco Corp.	22,778	1,291,285
Trane Technologies PLC	22,172	3,061,066
Total		13,775,805
Commercial Services & Supplies 0.4%
Cintas Corp.	8,371	3,334,420
Copart, Inc.(a)	20,266	2,321,065
Republic Services, Inc.	19,827	2,653,646
Rollins, Inc.	21,489	762,000
Waste Management, Inc.	36,537	5,791,480
Total		14,862,611
Construction & Engineering 0.1%
Quanta Services, Inc.	13,529	1,609,951
Electrical Equipment 0.5%
AMETEK, Inc.	21,962	2,667,724
Eaton Corp. PLC	37,842	5,244,901
Emerson Electric Co.	56,393	4,999,804
Generac Holdings, Inc.(a)	5,990	1,480,009
Rockwell Automation, Inc.	11,031	2,351,809
Total		16,744,247
Industrial Conglomerates 0.9%
3M Co.	54,219	8,094,354
General Electric Co.	104,368	8,170,971
Honeywell International, Inc.	65,111	12,606,792
Total		28,872,117
Machinery 1.6%
Caterpillar, Inc.	51,356	11,085,193
Cummins, Inc.	13,522	2,827,721
Deere & Co.	26,626	9,526,250
Dover Corp.	13,670	1,830,550
Fortive Corp.	34,043	2,102,836
IDEX Corp.	7,218	1,382,608
Illinois Tool Works, Inc.	27,117	5,642,234
Common Stocks (continued)
Issuer	Shares	Value ($)
Ingersoll Rand, Inc.	38,695	1,824,469
Nordson Corp.	5,138	1,119,467
Otis Worldwide Corp.	40,345	3,001,668
PACCAR, Inc.	32,972	2,863,288
Parker-Hannifin Corp.	12,197	3,319,658
Pentair PLC	15,710	788,171
Snap-On, Inc.	5,073	1,125,597
Stanley Black & Decker, Inc.	15,478	1,837,084
Westinghouse Air Brake Technologies Corp.	17,736	1,675,343
Xylem, Inc.	17,120	1,442,360
Total		53,394,497
Professional Services 0.3%
Equifax, Inc.	11,583	2,346,484
Jacobs Engineering Group, Inc.	12,268	1,718,624
Leidos Holdings, Inc.	13,324	1,392,358
Nielsen Holdings PLC	34,064	870,676
Robert Half International, Inc.	10,395	937,109
Verisk Analytics, Inc.	15,300	2,676,276
Total		9,941,527
Road & Rail 0.9%
CSX Corp.	210,572	6,694,084
JB Hunt Transport Services, Inc.	7,976	1,376,498
Norfolk Southern Corp.	22,764	5,455,620
Old Dominion Freight Line, Inc.	8,844	2,283,875
Union Pacific Corp.	60,466	13,289,217
Total		29,099,294
Trading Companies & Distributors 0.2%
Fastenal Co.	54,642	2,926,625
United Rentals, Inc.(a)	6,876	2,050,286
W.W. Grainger, Inc.	4,109	2,001,371
Total		6,978,282
Total Industrials		257,285,786

6	Columbia Large Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 27.0%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	21,296	2,178,155
Cisco Systems, Inc.	400,413	18,038,606
F5, Inc.(a)	5,766	940,088
Juniper Networks, Inc.	30,872	947,153
Motorola Solutions, Inc.	16,035	3,523,531
Total		25,627,533
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	56,862	4,029,241
CDW Corp.	12,885	2,188,646
Corning, Inc.	70,919	2,540,319
IPG Photonics Corp.(a)	3,391	357,717
Keysight Technologies, Inc.(a)	17,378	2,530,237
TE Connectivity Ltd.	30,910	3,999,445
Teledyne Technologies, Inc.(a)	4,429	1,794,409
Trimble Navigation Ltd.(a)	23,830	1,621,631
Zebra Technologies Corp., Class A(a)	5,039	1,704,139
Total		20,765,784
IT Services 4.4%
Accenture PLC, Class A	60,001	17,907,899
Akamai Technologies, Inc.(a)	15,426	1,558,643
Automatic Data Processing, Inc.	39,878	8,890,401
Broadridge Financial Solutions, Inc.	11,086	1,620,995
Cognizant Technology Solutions Corp., Class A	49,867	3,725,065
DXC Technology Co.(a)	23,210	817,456
EPAM Systems, Inc.(a)	5,385	1,822,930
Fidelity National Information Services, Inc.	57,811	6,041,250
Fiserv, Inc.(a)	56,413	5,651,454
FleetCor Technologies, Inc.(a)	7,709	1,918,076
Gartner, Inc.(a)	7,808	2,048,819
Global Payments, Inc.	27,034	3,542,535
International Business Machines Corp.	85,141	11,820,977
Jack Henry & Associates, Inc.	6,914	1,300,662
MasterCard, Inc., Class A	81,937	29,322,794
Paychex, Inc.	30,482	3,774,586
PayPal Holdings, Inc.(a)	110,604	9,424,567
Common Stocks (continued)
Issuer	Shares	Value ($)
VeriSign, Inc.(a)	9,175	1,601,496
Visa, Inc., Class A	157,448	33,405,742
Total		146,196,347
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc.(a)	155,206	15,809,283
Analog Devices, Inc.	49,874	8,398,782
Applied Materials, Inc.	84,305	9,888,133
Broadcom, Inc.	39,198	22,739,936
Enphase Energy, Inc.(a)	12,716	2,367,592
Intel Corp.	386,589	17,172,283
KLA Corp.	14,309	5,220,639
Lam Research Corp.	13,244	6,887,277
Microchip Technology, Inc.	52,785	3,834,830
Micron Technology, Inc.	106,310	7,849,930
Monolithic Power Systems, Inc.	4,113	1,852,454
NVIDIA Corp.	237,346	44,317,245
NXP Semiconductors NV	25,247	4,790,871
Qorvo, Inc.(a)	10,294	1,150,355
QUALCOMM, Inc.	106,996	15,323,967
Skyworks Solutions, Inc.	15,570	1,695,106
SolarEdge Technologies, Inc.(a)	4,986	1,360,131
Teradyne, Inc.	15,475	1,690,799
Texas Instruments, Inc.	87,680	15,498,317
Total		187,847,930
Software 8.7%
Adobe, Inc.(a)	44,782	18,650,807
ANSYS, Inc.(a)	8,284	2,156,822
Autodesk, Inc.(a)	20,884	4,338,651
Cadence Design Systems, Inc.(a)	26,311	4,044,790
Ceridian HCM Holding, Inc.(a)	12,987	731,168
Citrix Systems, Inc.	11,841	1,192,270
Fortinet, Inc.(a)	12,884	3,789,700
Intuit, Inc.	26,884	11,142,343
Microsoft Corp.	711,740	193,500,754
NortonLifeLock, Inc.	55,241	1,344,566
Oracle Corp.	149,581	10,757,866
Paycom Software, Inc.(a)	4,571	1,299,718
PTC, Inc.(a)	9,993	1,164,484
Roper Technologies, Inc.	10,015	4,431,037

Columbia Large Cap Index Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce, Inc.(a)	93,514	14,984,683
ServiceNow, Inc.(a)	18,988	8,876,320
Synopsys, Inc.(a)	14,567	4,649,787
Tyler Technologies, Inc.(a)	3,890	1,384,140
Total		288,439,906
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	1,471,874	219,073,726
Hewlett Packard Enterprise Co.	122,797	1,915,633
HP, Inc.	102,792	3,992,441
NetApp, Inc.	21,103	1,518,361
Seagate Technology Holdings PLC	19,119	1,618,806
Western Digital Corp.(a)	29,708	1,802,979
Total		229,921,946
Total Information Technology		898,799,446
Materials 2.8%
Chemicals 1.9%
Air Products & Chemicals, Inc.	21,049	5,181,422
Albemarle Corp.	11,106	2,892,224
Celanese Corp., Class A	10,256	1,605,269
CF Industries Holdings, Inc.	20,362	2,011,155
Corteva, Inc.	69,022	4,322,158
Dow, Inc.	69,851	4,748,471
DuPont de Nemours, Inc.	48,695	3,303,956
Eastman Chemical Co.	12,247	1,349,129
Ecolab, Inc.	23,669	3,879,586
FMC Corp.	12,034	1,475,128
International Flavors & Fragrances, Inc.	24,166	3,194,020
Linde PLC	48,661	15,799,253
LyondellBasell Industries NV, Class A	24,959	2,851,566
Mosaic Co. (The)	35,166	2,203,150
PPG Industries, Inc.	22,538	2,850,832
Sherwin-Williams Co. (The)	22,901	6,138,384
Total		63,805,703
Construction Materials 0.2%
Martin Marietta Materials, Inc.	5,922	2,009,808
Vulcan Materials Co.	12,599	2,077,197
Total		4,087,005
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Amcor PLC	143,711	1,882,614
Avery Dennison Corp.	7,861	1,356,494
Ball Corp.	30,750	2,179,867
International Paper Co.	36,766	1,781,313
Packaging Corp. of America	9,018	1,418,351
Sealed Air Corp.	14,066	874,624
WestRock Co.	24,989	1,211,717
Total		10,704,980
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	139,376	5,446,814
Newmont Corp.	75,707	5,136,720
Nucor Corp.	25,823	3,420,515
Total		14,004,049
Total Materials		92,601,737
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
Alexandria Real Estate Equities, Inc.	13,818	2,293,097
American Tower Corp.	43,236	11,074,037
AvalonBay Communities, Inc.	13,268	2,759,213
Boston Properties, Inc.	13,495	1,500,374
Camden Property Trust	9,702	1,392,140
Crown Castle International Corp.	41,033	7,781,908
Digital Realty Trust, Inc.	26,942	3,760,834
Duke Realty Corp.	36,157	1,910,174
Equinix, Inc.	8,548	5,873,245
Equity Residential	32,443	2,492,596
Essex Property Trust, Inc.	6,195	1,758,451
Extra Space Storage, Inc.	12,711	2,265,100
Federal Realty Investment Trust	6,717	772,254
Healthpeak Properties, Inc.	51,201	1,520,158
Host Hotels & Resorts, Inc.	67,789	1,355,102
Iron Mountain, Inc.	27,489	1,481,657
Kimco Realty Corp.	58,545	1,384,589
Mid-America Apartment Communities, Inc.	10,950	1,981,950
Prologis, Inc.	70,254	8,955,980
Public Storage	14,484	4,788,990
Realty Income Corp.	53,712	3,664,233

8	Columbia Large Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Regency Centers Corp.	14,629	997,844
SBA Communications Corp.	10,327	3,476,171
Simon Property Group, Inc.	31,198	3,576,851
UDR, Inc.	28,392	1,357,138
Ventas, Inc.	37,897	2,150,276
Vornado Realty Trust	15,095	527,721
Welltower, Inc.	41,324	3,681,555
Weyerhaeuser Co.	70,948	2,803,865
Total		89,337,503
Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A(a)	31,773	2,632,075
Total Real Estate		91,969,578
Utilities 3.0%
Electric Utilities 1.9%
Alliant Energy Corp.	23,769	1,516,938
American Electric Power Co., Inc.	47,816	4,878,666
Constellation Energy Corp.	30,997	1,924,294
Duke Energy Corp.	73,028	8,217,110
Edison International	36,068	2,521,514
Entergy Corp.	19,081	2,295,826
Evergy, Inc.	21,770	1,522,594
Eversource Energy	32,640	3,013,325
Exelon Corp.	92,992	4,570,557
FirstEnergy Corp.	54,133	2,325,554
NextEra Energy, Inc.	186,282	14,099,684
NRG Energy, Inc.	23,245	1,070,200
Pinnacle West Capital Corp.	10,711	831,709
PPL Corp.	71,272	2,150,989
Southern Co. (The)	100,616	7,612,606
Xcel Energy, Inc.	51,141	3,852,963
Total		62,404,529
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.1%
Atmos Energy Corp.	12,858	1,495,514
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	63,297	1,395,066
Multi-Utilities 0.9%
Ameren Corp.	24,457	2,328,062
CenterPoint Energy, Inc.	59,704	1,913,513
CMS Energy Corp.	27,509	1,954,239
Consolidated Edison, Inc.	33,584	3,333,548
Dominion Energy, Inc.	76,900	6,476,518
DTE Energy Co.	18,394	2,441,068
NiSource, Inc.	37,283	1,172,550
Public Service Enterprise Group, Inc.	48,007	3,290,400
Sempra Energy	30,317	4,967,744
WEC Energy Group, Inc.	29,947	3,146,531
Total		31,024,173
Water Utilities 0.1%
American Water Works Co., Inc.	17,235	2,606,794
Total Utilities		98,926,076
Total Common Stocks (Cost $997,782,541)		3,317,546,756

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(c),(d)	37,120,157	37,105,309
Total Money Market Funds (Cost $37,104,944)		37,105,309
Total Investments in Securities (Cost: $1,034,887,485)		3,354,652,065
Other Assets & Liabilities, Net		(24,781,997)
Net Assets		3,329,870,068

At May 31, 2022, securities and/or cash totaling $4,320,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	204	06/2022	USD	42,138,750	2,142,767	—
Columbia Large Cap Index Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,106,724	88,138	(3,552)	(282,463)	2,908,847	47,526	12,823	10,529
Columbia Short-Term Cash Fund, 0.852%
	48,487,871	160,801,456	(172,186,743)	2,725	37,105,309	(7,651)	51,097	37,120,157
Total	51,594,595			(279,738)	40,014,156	39,875	63,920

(d)	The rate shown is the seven-day current annualized yield at May 31, 2022.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Large Cap Index Fund | First Quarter Report 2022

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1QT175_02_M01_(07/22)